BORROWINGS	9 Months Ended
Sep. 30, 2014
BORROWINGS [Abstract]
BORROWINGS
9.	BORROWINGS

The Group's bank borrowings consisted of the following:

	As of December 31,	As of September 30,
	2013	2014
Short-term bank borrowings	$68,821,014	$77,740,238
Long-term bank borrowings, current portion	50,049,843	52,132,480
Total borrowings, current	118,870,857	129,872,718
Long-term bank borrowings, non-current portion	134,870,287	116,564,967
Total	$253,741,144	$246,437,685

 Short-term borrowings

The Group's short-term bank borrowing consisted of the following:

	As of December 31,	As of September 30,
	2013	2014
Short-term borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	28,080,770	27,695,380
Short-term borrowing guaranteed by Daqo Group and a third party	11,562,670	11,403,980
Short-term credit borrowing	29,177,574	38,640,878
Total	$68,821,014	$77,740,238

The Company has $18.2 million and $17.9 million of short-term bank facilities with various banks available as of December 31, 2013 and September 30, 2014, respectively.

The average interest rate on the short-term bank borrowing was 6.4% and 6.5% as of December 31, 2013 and September 30, 2014, respectively.

Long-term borrowings

The major bank borrows are as follows:

On January 21, 2009, Chongqing Daqo entered into a six-year long term facility agreement with China Construction Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $65.1 million (RMB400 million), bearing standard five-year long term interest rate issued by People's Bank of China. The borrowing is guaranteed by Daqo Group. As of September 30, 2014, Chongqing Daqo had drawn down $65.1 million (RMB400 million), repaid $58.6 million (RMB360 million) and had no facility available for future draw down. There are no financial covenants associated with the facility.

On September 28, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Huaxia Bank with maximum amount of $65.1 million (RMB400 million). As of September 30, 2014, Chongqing Daqo drew down $61.9 million (RMB380 million), including: $21.2 million (RMB130 million) with fixed interest rate of 6.65%, which is designated for working capital and $40.7 million (RMB250 million) with fixed interest rate of 6.9% which is restricted to the purchase of fixed assets. Chongqing Daqo used the remaining facility of $3.3 million (RMB20 million) through use of bank acceptance notes. As of September 30, 2014, Chongqing Daqo had repaid 26.7 million (RMB164 million) and had no facility available for future draw down. This credit facility is guaranteed by Daqo Group and also collateralized by Chongqing Daqo's land use right, which has a book value of $2.1 million (RMB13 million). The facility contains a covenant which requires the Company to maintain a certain debt to asset ratio, which Chongqing Daqo was in compliance with as of December 31, 2013 and September 30, 2014.

On September 30, 2011, Xinjiang Daqo entered into a six-year bank borrowing agreement with Bank of China. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount of $159.6 million (RMB980 million) and bears interest at standard five-year long term interest rate issued by People's Bank of China plus 5%. The borrowing contains a debt to asset ratio financial covenant, which Xinjiang Daqo was in compliance with as of September 30, 2014. The borrowing is guaranteed by Daqo Group, Daqo New Material, two affiliated companies under Daqo Group and Mr. Guangfu Xu. As of September 30, 2014, Xinjiang Daqo had drawn down $122.2 million (RMB750 million) and repaid $9.8 million (RMB 60 million), so Daqo still had $37.5 million (RMB230 million) facility available for future draw down. The loan was in compliance with the covenants as of September 30, 2013 and September 30, 2014.

On October 26, 2011, Chongqing Daqo entered into a four-year credit facility agreement with Chongqing Rural Commercial Bank. Such borrowing is restricted to the purchase of fixed assets and has a maximum borrowing amount $40.0 million (RMB 245.5 million) and bears interest at three to five-year long term interest rate issued by People's Bank of China plus 10%. The borrowing is guaranteed by Daqo Group, and two directors of the Company. As of September 30, 2014, Chongqing Daqo had drawn down $40.6 million (RMB 245.5 million) and repaid $25.4 million (RMB 156 million). There are no financial covenants associated with the facility.

The weighted average interest rate as of December 31, 2013 and September 30, 2014 for the Group's long-term bank borrowings was 7.2% and 6.9%, respectively.

The principal maturities of these long-term bank borrowings as of September 30, 2014 are as follows:

December 31,	Amount
2014	$21,015,906
2015	69,482,821
2016	40,728,500
2017	37,470,220
Total	$168,697,447